Short-Term Investments - Available-for-Sale Securities (Detail) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Mutual funds [Member] CNY	Dec. 31, 2012 Mutual funds [Member] CNY	Dec. 31, 2013 Mutual funds [Member] USD ($)	Dec. 31, 2013 Equity securities [Member] CNY	Dec. 31, 2012 Equity securities [Member] CNY	Dec. 31, 2013 Equity securities [Member] USD ($)
Schedule of Available-for-sale Securities [Line Items]
Cost	27,177	308,446		27,177	27,178			281,268
Gross unrealized gains		17,548						17,548
Gross unrealized losses	(6,206)	(35,999)		(6,206)	(6,419)			(29,580)
Other-than -temporary impairment
Fair value	20,971	289,995	$ 3,464	20,971	20,759	$ 3,464		269,236